Unaudited Statement of Stockholders' Equity - March GL - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total Stockholders Equity [Member]
Balance – July 31, 2024 at Mar. 30, 2025
Beginning balance, shares at Mar. 30, 2025
Issuance of Common Stock	$ 45	1,150,095		1,150,140
Issuance of Common Stock, shares	44,600
Net loss			(445,105)	(445,105)
Balance – October 31, 2024 at Jun. 30, 2025	$ 45	1,400,195	(445,105)	705,035
Ending balance, shares at Jun. 30, 2025	44,600
Balance – July 31, 2024 at Mar. 30, 2025
Beginning balance, shares at Mar. 30, 2025
Balance – October 31, 2024 at Jun. 30, 2025	$ 45	$ 1,400,195	$ (445,105)	$ 705,035
Ending balance, shares at Jun. 30, 2025	44,600